UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00032

Fundamental Investors, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Fundamental InvestorsSM
Investment portfolio

September 30, 2008
unaudited

Common stocks — 89.64%	Shares	Value (000)

INFORMATION TECHNOLOGY — 17.35%
Nokia Corp. (ADR)	34,522,000	$643,835
Nokia Corp.[1]	18,900,000	352,097
Oracle Corp.[2]	43,150,000	876,377
Microsoft Corp.	30,795,000	821,919
Cisco Systems, Inc.[2]	30,910,000	697,330
Yahoo! Inc.[2]	30,210,000	522,633
Google Inc., Class A2	895,000	358,465
International Business Machines Corp.	2,800,000	327,488
Intuit Inc.[2]	9,550,000	301,876
Corning Inc.	16,520,000	258,373
Applied Materials, Inc.	14,600,000	220,898
Agilent Technologies, Inc.[2]	6,981,300	207,065
EMC Corp.[2]	14,900,000	178,204
Microchip Technology Inc.	4,818,000	141,794
Fidelity National Information Services, Inc.	7,615,000	140,573
Trend Micro Inc.[1]	3,512,900	133,861
Kyocera Corp.[1]	1,725,000	130,906
Paychex, Inc.	3,900,000	128,817
Lender Processing Services, Inc.	3,807,500	116,205
Apple Inc.[2]	1,000,000	113,660
STMicroelectronics NV1	11,000,000	111,691
Xilinx, Inc.	4,500,000	105,525
Trimble Navigation Ltd.[2]	3,725,000	96,328
Autodesk, Inc.[2]	2,500,000	83,875
Linear Technology Corp.	2,700,000	82,782
Red Hat, Inc.[2]	5,301,536	79,894
Texas Instruments Inc.	3,500,000	75,250
HTC Corp.[1]	5,246,800	74,890
Comverse Technology, Inc.[2]	7,684,470	73,540
Hewlett-Packard Co.	1,500,000	69,360
KLA-Tencor Corp.	1,674,500	52,998
ASML Holding NV1	2,609,568	46,562
Dell Inc.[2]	2,000,000	32,960
Tyco Electronics Ltd.	1,125,000	31,117
Murata Manufacturing Co., Ltd.[1]	300,000	12,049
Metavante Technologies, Inc.[2]	496,666	9,566
		7,710,763

ENERGY — 13.70%
Suncor Energy Inc.	37,566,206	1,556,562
Schlumberger Ltd.	6,192,500	483,572
Occidental Petroleum Corp.	6,404,244	451,179
Tenaris SA (ADR)	10,170,000	379,239
Diamond Offshore Drilling, Inc.	3,332,000	343,396
CONSOL Energy Inc.[3]	6,700,000	307,463
Murphy Oil Corp.	4,343,636	278,601
Chevron Corp.	3,185,674	262,754
EnCana Corp.	3,800,000	243,194
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	4,000,000	175,800
Transocean Inc.[2]	1,500,000	164,760
Petro-Canada	4,890,000	163,015
Smith International, Inc.	2,685,000	157,448
Imperial Oil Ltd.	3,608,739	154,898
OAO TMK (GDR)[1]	5,685,000	142,277
Marathon Oil Corp.	3,470,000	138,349
OAO LUKOIL (ADR)[1]	2,000,000	120,404
StatoilHydro ASA (ADR)	3,017,700	71,821
StatoilHydro ASA[1]	2,017,548	48,054
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	118,020
Devon Energy Corp.	1,264,131	115,289
Acergy SA1	9,520,000	95,564
Quicksilver Resources Inc.[2]	2,592,200	50,885
Saipem SpA, Class S1	1,000,000	29,636
Cameco Corp.	846,300	18,378
Baker Hughes Inc.	160,600	9,723
CNX Gas Corp.[2]	287,500	6,437
		6,086,718

INDUSTRIALS — 12.33%
Caterpillar Inc.	7,950,000	473,820
Deere & Co.	8,820,000	436,590
Union Pacific Corp.	6,100,000	434,076
Schneider Electric SA1	4,019,075	348,371
General Electric Co.	13,550,000	345,525
Emerson Electric Co.	7,600,000	310,004
General Dynamics Corp.	3,545,800	261,042
Northrop Grumman Corp.	4,166,243	252,224
Parker Hannifin Corp.	4,200,000	222,600
Mitsubishi Corp.[1]	10,470,800	218,110
Deutsche Post AG1	8,945,000	188,548
Tyco International Ltd.	5,015,000	175,625
Waste Management, Inc.	4,900,000	154,301
Raytheon Co.	2,832,732	151,580
Boeing Co.	2,500,000	143,375
Fastenal Co.	2,870,500	141,774
Lockheed Martin Corp.	1,248,200	136,890
Joy Global Inc.	3,000,000	135,420
European Aeronautic Defence and Space Co. EADS NV1	7,500,000	129,677
Finmeccanica SpA[1]	6,000,000	128,952
United Parcel Service, Inc., Class B	1,400,000	88,046
AMR Corp.[2]	8,120,000	79,738
United Technologies Corp.	1,250,000	75,075
Corporate Executive Board Co.[4]	2,304,200	72,006
Graco Inc.	1,941,400	69,133
Mitsubishi Heavy Industries, Ltd.[1]	14,446,000	62,501
KBR, Inc.	3,950,000	60,317
Grafton Group PLC, units[1,2]	9,500,000	43,933
Roper Industries, Inc.	770,000	43,859
Illinois Tool Works Inc.	836,000	37,160
Kingspan Group PLC[1]	3,500,000	32,041
Allied Waste Industries, Inc.[2]	2,500,000	27,775
		5,480,088

HEALTH CARE — 10.56%
Roche Holding AG1	4,225,000	659,502
Merck & Co., Inc.	19,740,800	623,020
Eli Lilly and Co.	13,998,400	616,350
Medtronic, Inc.	7,525,200	377,013
Bayer AG, non-registered shares[1]	4,590,000	334,799
Wyeth	9,000,000	332,460
Abbott Laboratories	4,450,000	256,231
C. R. Bard, Inc.	2,400,000	227,688
Boston Scientific Corp.[2]	15,450,000	189,571
Shire Ltd. (ADR)	3,500,000	167,125
Stryker Corp.	2,400,000	149,520
Johnson & Johnson	1,900,000	131,632
Celgene Corp.[2]	1,500,000	94,920
Amgen Inc.[2]	1,558,000	92,343
Schering-Plough Corp.	4,902,800	90,555
Aetna Inc.	2,310,000	83,414
CIGNA Corp.	2,175,000	73,906
Novo Nordisk A/S, Class B1	1,329,000	68,047
Hospira, Inc.[2]	1,700,000	64,940
Medco Health Solutions, Inc.[2]	926,000	41,670
Elan Corp., PLC (ADR)[2]	1,832,661	19,554
		4,694,260

CONSUMER DISCRETIONARY — 8.46%
McDonald’s Corp.	9,906,400	611,225
Lowe’s Companies, Inc.	21,310,000	504,834
Target Corp.	5,490,000	269,284
Johnson Controls, Inc.	7,500,000	227,475
Best Buy Co., Inc.	5,175,000	194,062
Time Warner Inc.	13,500,000	176,985
Fortune Brands Inc.	3,000,000	172,080
Liberty Media Corp., Liberty Interactive, Series A2	10,050,000	129,746
Toyota Motor Corp.[1]	3,000,000	127,497
Starwood Hotels & Resorts Worldwide, Inc.	4,300,000	121,002
Macy’s, Inc.	6,500,000	116,870
Starbucks Corp.[2]	7,000,000	104,090
Garmin Ltd.[2]	3,000,000	101,820
Nikon Corp.[1]	3,977,000	94,629
Sony Corp.[1]	3,000,000	92,869
Amazon.com, Inc.[2]	1,250,000	90,950
Harman International Industries, Inc.	2,370,000	80,746
Kohl’s Corp.[2]	1,500,000	69,120
TomTom NV1,2	3,665,000	67,795
Yue Yuen Industrial (Holdings) Ltd.[1]	23,330,000	63,712
Limited Brands, Inc.	3,315,980	57,433
Honda Motor Co., Ltd.[1]	1,841,500	54,747
Virgin Media Inc.[2]	6,500,000	51,350
News Corp., Class A	3,650,000	43,764
Penn National Gaming, Inc.[2]	1,500,000	39,855
Weight Watchers International, Inc.	1,070,000	39,162
Magna International Inc., Class A	474,300	24,279
Chipotle Mexican Grill, Inc., Class A2	238,832	13,253
Chipotle Mexican Grill, Inc., Class B2	208,000	9,724
Saks Inc.[2]	800,000	7,400
		3,757,758

FINANCIALS — 6.93%
Bank of America Corp.	17,160,000	600,600
Citigroup Inc.	26,400,000	541,464
U.S. Bancorp	7,557,000	272,203
SunTrust Banks, Inc.	5,700,000	256,443
Marsh & McLennan Companies, Inc.	4,795,000	152,289
AMP Ltd.[1]	25,000,412	143,084
Berkshire Hathaway Inc., Class A2	1,000	130,600
M&T Bank Corp.	1,090,000	97,282
AXA SA1	2,845,500	93,218
Bank of Ireland[1]	15,863,513	91,143
ACE Ltd.	1,400,000	75,782
Allied Irish Banks, PLC[1]	8,200,000	70,517
CapitalSource Inc.	5,500,954	67,662
T. Rowe Price Group, Inc.	1,200,000	64,452
Marshall & Ilsley Corp.	3,189,998	64,278
AFLAC Inc.	1,000,000	58,750
Wells Fargo & Co.	1,440,000	54,043
Irish Life & Permanent PLC[1]	7,000,000	49,560
XL Capital Ltd., Class A	2,510,500	45,038
People’s United Financial, Inc.	2,000,000	38,500
Bank of New York Mellon Corp.	1,000,000	32,580
MGIC Investment Corp.	4,000,000	28,120
Zions Bancorporation	550,000	21,285
Anglo Irish Bank Corp. PLC[1]	3,011,907	16,958
National City Corp.[3]	5,250,000	9,188
Sovereign Bancorp, Inc.[2]	1,678,204	6,629
		3,081,668

MATERIALS — 6.89%
Syngenta AG1	2,002,000	425,655
Freeport-McMoRan Copper & Gold Inc.	4,500,000	255,825
Weyerhaeuser Co.	3,583,000	217,058
E.I. du Pont de Nemours and Co.	5,000,000	201,500
Potash Corp. of Saskatchewan Inc.	1,509,100	199,216
Alcoa Inc.	8,150,000	184,027
Rohm and Haas Co.	2,596,200	181,734
USX Corp.	2,000,000	155,220
Sigma-Aldrich Corp.	2,900,000	152,018
BHP Billiton Ltd.[1]	4,675,000	120,142
Barrick Gold Corp.	3,049,395	112,035
Monsanto Co.	1,100,000	108,878
Vulcan Materials Co.	1,350,000	100,575
Newmont Mining Corp.	2,500,000	96,900
Norsk Hydro ASA[1]	10,840,000	73,147
Norsk Hydro ASA (ADR)[1]	3,500,000	23,617
CRH PLC[1]	4,037,404	87,803
Rio Tinto PLC[1]	1,266,709	78,862
Mosaic Co.	1,000,000	68,020
RPM International, Inc.	3,440,000	66,530
Cleveland-Cliffs Inc	1,000,000	52,940
Grupo México, SAB de CV, Series B	48,209,266	50,505
Buzzi Unicem SpA[1]	2,640,000	25,871
Temple-Inland Inc.	1,500,000	22,890
		3,060,968

CONSUMER STAPLES — 4.51%
Philip Morris International Inc.	9,624,800	462,953
Wal-Mart Stores, Inc.	6,500,000	389,285
Altria Group, Inc.	11,624,800	230,636
Coca-Cola Co.	3,850,000	203,588
PepsiCo, Inc.	1,725,000	122,941
Diageo PLC[1]	6,700,000	113,484
Avon Products, Inc.	2,680,000	111,408
Kraft Foods Inc., Class A	3,400,000	111,350
Unilever NV, depository receipts[1]	2,995,000	84,551
Procter & Gamble Co.	1,001,243	69,777
Tesco PLC[1]	9,200,000	64,019
C&C Group PLC[1]	15,448,047	41,374
		2,005,366

TELECOMMUNICATION SERVICES — 2.79%
AT&T Inc.	17,612,500	491,741
Verizon Communications Inc.	8,650,000	277,579
Vodafone Group PLC[1]	77,549,000	171,422
KDDI Corp.[1]	20,000	112,131
Qwest Communications International Inc.	23,000,000	74,290
Sprint Nextel Corp., Series 1	8,400,000	51,240
Rogers Communications Inc., Class B, nonvoting	1,315,000	42,748
Rogers Communications Inc., Class A	182,900	6,821
Inmarsat PLC[1]	1,133,218	9,942
		1,237,914

UTILITIES — 2.16%
Questar Corp.	5,000,000	204,600
American Water Works Co., Inc.	7,785,000	167,378
Exelon Corp.	2,045,000	128,058
Electricité de France SA1	1,734,000	125,554
E.ON AG1	2,400,000	121,457
Veolia Environnement[1]	2,250,000	92,720
FPL Group, Inc.	1,050,000	52,815
Duke Energy Corp.	3,000,000	52,290
Entergy Corp.	150,000	13,352
		958,224

MISCELLANEOUS — 3.96%
Other common stocks in initial period of acquisition		1,761,014

Total common stocks (cost: $39,166,136,000)		39,834,741

	Principal amount	Value
Short-term securities — 10.12%	(000)	(000)

Freddie Mac 2.07%–2.70% due 10/6–12/9/2008	$732,766	$730,944
U.S. Treasury Bills 1.51%–1.945% due 10/2/2008–2/12/2009	577,800	576,607
Federal Home Loan Bank 2.07%–3.15% due 10/3/2008–2/23/2009	440,160	439,189
Fannie Mae 2.07%–2.58% due 10/8/2008–2/24/2009	215,300	214,450
Wal-Mart Stores Inc. 2.05%–2.10% due 11/6–12/22/2008[5]	208,100	207,089
Johnson & Johnson 2.02%–2.09% due 10/29–12/2/2008[5]	205,400	204,556
Procter & Gamble International Funding S.C.A. 2.08%–2.19% due 10/2–11/24/2008[5]	200,900	200,480
United Parcel Service Inc. 2.00%–2.01% due 11/4–11/21/2008[5]	200,000	199,414
JPMorgan Chase & Co. 2.31%–2.52% due 10/1–12/9/2008	189,900	189,416
Jupiter Securitization Co., LLC 5.50% due 10/1/2008[5]	8,800	8,799
IBM International Group Capital LLC 2.30%–2.54% due 10/10–11/18/2008[5]	75,000	74,826
IBM Capital Inc. 2.18% due 12/10/2008[5]	64,566	64,071
Hewlett-Packard Co. 2.16%–2.17% due 10/2–10/17/2008[5]	133,100	133,037
Pfizer Inc 2.09%–2.15% due 10/29–12/3/2008[5]	130,800	130,331
Private Export Funding Corp. 2.11%–2.25% due 10/21–12/12/2008[5]	125,600	125,215
Medtronic Inc. 2.07%–2.09% due 10/22–12/9/2008[5]	105,000	104,641
Walt Disney Co. 2.01%–2.03% 10/8–11/10/2008	84,500	84,340
Chevron Corp. 2.40% due 11/3/2008	50,000	49,886
Chevron Funding Corp. 2.12% due 10/14/2008	33,000	32,973
John Deere Capital Corp. 2.10%–2.14% due 10/8–10/21/2008[5]	81,500	81,423
Concentrate Manufacturing Co. of Ireland 2.50% due 10/22/2008[5]	50,000	49,924
PepsiCo Inc. 2.25% due 10/16/2008[5]	25,000	24,975
Wells Fargo & Co. 2.63% due 10/28/2008	75,000	74,846
AT&T Inc. 2.20%–2.22% due 10/3–11/14/2008[5]	66,400	66,327
Honeywell International Inc. 2.06%–2.07% due 11/12–11/17/2008[5]	57,091	56,883
Coca-Cola Co. 2.12% due 11/5/2008[5]	50,000	49,864
Paccar Financial Corp. 2.15%–2.26% due 10/10–11/13/2008	47,300	47,223
Bank of America Corp. 2.68% due 10/7/2008	43,000	42,978
Merck & Co. Inc. 2.08% due 10/14/2008	34,800	34,764
Ciesco LLC 2.63% due 10/24/2008[5]	26,500	26,453
Brown-Forman Corp. 2.15% due 10/14/2008[5]	25,000	24,979
Federal Farm Credit Banks 2.16% due 10/20/2008	25,000	24,971
Yale University 2.50% due 11/13/2008	25,000	24,919
Illinois Tool Works Inc. 2.10% due 10/30/2008	24,520	24,477
NetJets Inc. 2.08% due 10/8/2008[5]	24,300	24,289
Genentech, Inc. 2.07% due 10/1/2008[5]	20,200	20,199
Harvard University 2.10% due 10/27/2008	20,000	19,960
E.I. duPont de Nemours and Co. 2.03% due 10/6/2008[5]	7,700	7,697

Total short-term securities (cost: $4,496,994,000)		4,497,415

Total investment securities (cost: $43,663,130,000)		44,332,156
Other assets less liabilities		106,414

Net assets		$44,438,570

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous,"
 was $6,477,651,000, which represented 14.58% of the net assets of the fund.
2Security did not produce income during the last 12 months.
3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
 Further details on these holdings appear on the next page.

	Acquisition dates	Cost (000)	Value (000)	Percent of net assets

CONSOL Energy Inc.	10/2/2003	$61,372	$307,463	.69%
National City Corp.	4/21/2008	26,250	9,188	.02

Total restricted securities		$87,622	$316,651	.71%

4The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,885,472,000, which represented 4.24% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent
5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended
September 30, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/08 (000)

Corporate Executive Board Co.	2,304,200	—	—	2,304,200	$3,042	$72,006
C&C Group PLC*	16,055,047	—	607,000	15,448,047	3,771	—
Rohm and Haas Co.*	8,607,300	1,795,400	7,806,500	2,596,200	12,294	—
					$19,107	$72,006
*Unaffiliated issuer at 9/30/2008

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2008 (dollars
in thousands):

	Investment Securities

Level 1 — Quoted prices	$33,357,090
Level 2 — Other significant observable inputs	10,975,066	*
Level 3 — Significant unobservable inputs	—
Total	$44,332,156

*Includes certain securities trading primarily outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$6,723,537
Gross unrealized depreciation on investment securities	(6,065,851)
Net unrealized appreciation on investment securities	657,686
Cost of investment securities for federal income tax purposes	43,674,470

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-910-1108O-S15865

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FUNDAMENTAL INVESTORS, INC.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: November 28, 2008

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: November 28, 2008